Annual Total Returns - Fidelity Canada Fund [BarChart] - 10.31 Fidelity Canada Fund - AMCIZ PRO-14 - Fidelity Canada Fund - Fidelity Advisor Canada Fund: Class A	Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(12.71%)
Annual Return 2012	7.91%
Annual Return 2013	9.70%
Annual Return 2014	3.40%
Annual Return 2015	(20.37%)
Annual Return 2016	19.74%
Annual Return 2017	14.07%
Annual Return 2018	(14.56%)
Annual Return 2019	25.38%
Annual Return 2020	4.07%